Related party transactions - Service agreements and products - General (Details) - EUR (€) € in Thousands				1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2010	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2023
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in associate (as a percent)	45.00%	45.00%	45.00%
Commitments made						€ 756,792
Vifor Fresenius Medical Care Renal Pharma Ltd. | Less than 1 year
Related party transactions
Commitments made						€ 265,932
Vifor Fresenius Medical Care Renal Pharma Ltd. | Maximum
Related party transactions
Agreement term						3 years
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)	32.20%			32.20%		32.20%
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement to receive services					1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement to receive services				2 years	5 years
Term of related party agreement to provide services				1 year